Notes Payable (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Notes Payable

At December 31, 2014 and 2015, notes payable consisted of the following:

	For the Year Ended December 31,
	2014	2015
	(in thousands)
LIBOR First Lien term loan	$1,036,875	$1,026,375
LIBOR Revolver loan	50,000	67,000

	$1,086,875	$1,093,375

Summary of Maturity of the Notes Payable

The maturity of the notes payable at December 31, 2015 is as follows:

	Revolver	First Lien Term Loan	Total
	(in thousands)
2016	$67,000	$10,500	$77,500
2017	—	10,500	10,500
2018	—	10,500	10,500
2019	—	994,875	994,875

Total	$67,000	$1,026,375	$1,093,375

Summary of Interest Rates and Interest Expense

The following table provides a summary of loan interest rates incurred and interest expense for the years ended December 31, 2013, 2014 and 2015:

	For the Year Ended December 31,
	2013	2014	2015
	(dollars in thousands)
Interest rate—LIBOR	5.00%-10.25%	5.00%-7.75%	5.00%-7.75%
Interest rate—reference	8.50%	8.50%	8.50%
Non-refundable fee—unused facility	0.50%	0.50%	0.50%
Interest expense and service fees	$85,327	$56,247	$56,760
Amortization of deferred financing fees	$260	$83	$82
Amortization of net present value of deferred consideration	$1,590	$183	$1,264
Interest recorded on extinguishment of term loans	$10,833	$—	$—
Accretion of present value of deferred bonus payments	$111	$1	$—
Interest expense for capital lease obligations	$—	$503	$434
Interest expense for deferred consideration promissory note	$267	$280	$280
Other interest expense	$61	$117	$8

Total interest expense	$98,449	$57,414	$58,828